Employee deferred compensation	6 Months Ended
Jun. 30, 2022
Employee deferred compensation
26 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards (CCA), cash awards, retention awards and the Strategic Delivery Plan (SDP) awards.
> Refer to “Note 30 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q22 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures, but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q22	1Q22	2Q21	6M22	6M21
Deferred compensation expense (CHF million)
Share awards	85	94	142	179	276
Performance share awards	47	55	111	102	220
Contingent Capital Awards	(9)	34	83	25	144
Cash awards	199	102	102	301	151
Retention awards	33	30	26	63	39
Strategic Delivery Plan	69	53	–	122	–
Total deferred compensation expense	424	368	464	792	830
Estimated unrecognized deferred compensation
end of	2Q22
Estimated unrecognized compensation expense (CHF million)
Share awards	385
Performance share awards	173
Contingent Capital Awards	130
Cash awards	986
Retention awards	206
Strategic Delivery Plan	436
Total	2,316

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Cash awards
Deferred fixed cash awards
In 2Q22, the Group granted deferred fixed cash compensation of CHF 207 million to certain employees in the Americas and Asia Pacific. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date. Amortization of deferred fixed cash compensation in 2Q22 totaled CHF 85 million, of which CHF 54 million was related to awards granted in 2Q22.
3Q22 to date, the Group granted deferred fixed cash compensation of up to CHF 40 million to certain employees in the Wealth Management division. This compensation will be expensed in the Wealth Management division over a three-year vesting period from the grant date.
Retention awards
In 2Q22, the Group granted deferred cash and share retention awards of CHF 12 million, mainly in the Investment Bank division and corporate functions. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 2Q22 totaled CHF 33 million, of which CHF 2 million was related to awards granted in 2Q22.
3Q22 to date, the Group granted deferred cash and share retention awards of CHF 289 million to certain employees in the Investment Bank division. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date.
Share-based award activity
	2Q22					6M22
Number of awards (in millions)	Share awards	Performance share awards	Strategic Delivery Plan	Share awards	Performance share awards	Strategic Delivery Plan
Share-based award activities
Balance at beginning of period	170.8	90.0	62.6	143.8	77.2	0.0
Granted	4.7	0.0	0.0	39.2	19.1	62.6
Settled	(45.2)	(25.1)	0.0	(50.0)	(30.2)	0.0
Forfeited	(2.5)	(0.6)	(0.5)	(5.2)	(1.8)	(0.5)
Balance at end of period	127.8	64.3	62.1	127.8	64.3	62.1
of which vested	17.6	10.6	1.1	17.6	10.6	1.1
of which unvested	110.2	53.7	61.0	110.2	53.7	61.0

Bank
Employee deferred compensation
25 Employee deferred compensation
> Refer to “Note 26 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and “Note 29 – Employee deferred compensation” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
Deferred compensation expense
in	6M22	6M21
Deferred compensation expense (CHF million)
Share awards	171	266
Performance share awards	95	213
Contingent Capital Awards	24	140
Cash awards	291	169
Retention awards	61	39
Strategic Delivery Plan	116	–
Total deferred compensation expense	758	827
Estimated unrecognized deferred compensation
end of	6M22
Estimated unrecognized compensation expense (CHF million)
Share awards	369
Performance share awards	165
Contingent Capital Awards	124
Cash awards	953
Retention awards	203
Strategic Delivery Plan	413
Total	2,227

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
6M22 activity
In 6M22, the Bank granted share awards, performance share awards, Contingent Capital Awards (CCA) and upfront cash awards as part of the 2021 deferred variable compensation. Expense recognition for these awards began in 6M22 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M22, the Bank granted 36.3 million share awards at a weighted-average share price of CHF 8.19. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk managers MRTs or senior managers or equivalent under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M22, the Bank granted 18.3 million performance share awards at a weighted-average share price of CHF 8.36. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M22, the Bank awarded CHF 71 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, CCA granted to MRTs, risk manager MRTs and senior managers vest on the fourth, fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Cash awards
Deferred fixed cash awards
In 6M22, the Bank granted deferred fixed cash compensation of CHF 213 million to certain employees in the Americas and Asia Pacific. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date. Amortization of deferred fixed cash awards in 6M22 totaled CHF 102 million, of which CHF 56 million was related to awards granted in 6M22.
3Q22 to date, the Bank granted deferred fixed cash compensation of up to CHF 40 million to certain employees in the Wealth Management division. This compensation will be expensed in the Wealth Management division over a three-year vesting period from the grant date.
Upfront cash awards
In 6M22, the Bank granted upfront cash awards of CHF 797 million to certain managing directors and directors as part of their 2021 variable compensation. Amortization of upfront cash awards in 6M22 totaled CHF 178 million, of which CHF 160 million was related to awards granted in 6M22.
Retention awards
In 6M22, the Bank granted deferred cash and share retention awards of CHF 53 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 6M22 totaled CHF 61 million, of which CHF 5 million was related to awards granted in 6M22.
3Q22 to date, the Bank granted deferred cash and share retention awards of CHF 289 million to certain employees in the Investment Bank division. This compensation will be expensed in the Investment Bank division over a three-year vesting period from the grant date.
Strategic Delivery Plan
In 6M22, the Bank granted 59.4 million SDP deferred share-based awards at a weighted-average share price of CHF 8.50 to most managing directors and directors to incentivize the longer-term delivery of the Group’s strategic plan. Each SDP share award granted entitles the holder of the award to receive one Group share, subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date.
In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount.
Share-based award activity
	6M22
Number of awards (in millions)	Share awards	Performance share awards	Strategic Delivery Plan
Share-based award activities
Balance at beginning of period	135.3	73.8	0.0
Granted	36.3	18.3	59.4
Settled	(47.0)	(29.0)	0.0
Forfeited	(5.3)	(1.8)	(0.6)
Balance at end of period	119.3	61.3	58.8
of which vested	15.6	9.9	1.0
of which unvested	103.7	51.4	57.8